UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment (    ); Amendment Number:
                                                  ---------------

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Foundation Advisers, Inc.
              ----------------------------

Address:      21405 Ivy Road
              ----------------------------

              Charlottesville, VA  22903
              ----------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Esther Cash
          -------------------------------------------------------

Title:    Director, Managing Director, Foundation Advisers, Inc.
          -------------------------------------------------------

Phone:    804-817-8206
          -------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Esther Cash          Charlottesville, VA     November 14, 2001
----------------         -------------------     ------------------
(Signature)              (City, State)           (Date)

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               4
                                                ----

Form 13F Information Table Entry Total:        125
                                               -----

Form 13F Information Table Value Total:     $44,845.24
                                            ----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson & Partners - 028-05508
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

Agil Software Corp.    COM       00846X105    $49,086.00     5,400.00                   X
Arena
 Pharmaceuticals, Inc. COM       040047102   $399,300.00    36,300.00                   X
Art Technology
  Group Inc.           COM       04289L107    $73,080.00   104,400.00                   X
ArthoCare Corp.        COM       043136100   $566,440.00    28,900.00                   X
Biosite
 Diagnostics Inc.      COM       090945106   $186,417.00     7,700.00                   X
Brancote Holdings plc  COM       990120081   $111,109.32    60,000.00                   X
ClickAction, Inc.      COM       18681E107   $ 21,844.00    50,800.00                   X
ClickAction, Inc.      WARRANT   18681E9W9         $0.00       600.00                   X
ClickAction, Inc.      PREFERRED 18681E990     $1,935.00     6,000.00                   X
Conductus, Inc.        COM       206784100   $320,618.85    92,933.00                   X
Conductus, Inc.        WARRANT   206784993    $15,000.00    20,000.00                   X
Corner Bay Minerals,
  Inc.                 COM       992205039    $38,440.84    34,700.00                   X
Curon Medical Inc.     COM       231292103     $5,800.00     2,000.00                   X
Cysive Inc.            COM       23281T108    $17,485.00     6,500.00                   X
DB Group Ltd.          COM       996555587   $797,328.00   400,000.00                   X
Dyax Corp.             COM       26746E103    $34,632.00     3,600.00                   X
eXcelon Corp.          COM       300691102   $102,775.55   223,425.11                   X
Exponent, Inc.         COM       30214U102   $558,080.00    51,200.00                   X
Geerlings &
 Wade, Inc.            COM       368473104    $60,830.00    55,300.00                   X
Genencor
 International Inc.    COM       368709101   $364,820.00    37,000.00                   X
Hain Celestial
 Group, Inc.           COM       405217100    $18,410.00     1,000.00                   X
HPD Exploration        COM       990304941     $4,629.55    60,000.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1 $1,034,800.90 1,034,800.90                   X
IntelliCorp Inc.       COM       458153103     $1,110.00     3,000.00                   X
iPrint.Com, Inc.       COM       462628108    $22,640.00   113,200.00                   X
Keynote Systems Inc.   COM       493308100    $95,000.00    12,500.00                   X
Lion Bioscience  AG    COM       536191109     $3,366.00       330.00                   X
Med-Design Corp.       COM       583926100    $11,520.00       800.00                   X
Navidec, Inc.          COM       63934Q101    $35,238.00    83,900.00                   X
Niku Corp.             COM       654113109     $3,180.00     6,000.00                   X
North American
 Palladium Ltd.        COM       656912102   $184,481.00    34,100.00                   X
North American
 Scientific Corp.      COM       65715D100     $51,840.00    4,800.00                   X
Pacific Rim
  Mining Corp.         COM       694915794      $5,649.80   35,000.00                   X
Pacific Rim
 Mining Corp.          WARRANT   6949159A9          $0.17   17,500.00                   X
Patina Oil & Gas Corp. COM       703224105    $108,100.00    4,700.00                   X
Pep Boys-Manny, Moe
  & Jack (The)         COM       713278109    $471,835.00   42,700.00                   X
PharmChem
 Laboratories, Inc.    COM       717133102   $403,800.00   269,200.00                   X
Preview Systems, Inc.  COM       741379101     $6,680.00    66,800.00                   X
Quicksilver
  Resources Inc.       COM       74837R104   $103,360.00     7,600.00                   X
RehabCare Group Inc.   COM       759148109    $87,020.00     2,000.00                   X
SeeBeyond
  Technology Corp.     COM       815704101    $83,160.00    46,200.00                   X
Stillwater Mining Co.  COM       86074Q102   $295,764.00    14,700.00                   X
Strategic
 Diagnostics, Inc.     COM       862700101   $398,125.00    87,500.00                   X
Titan
 Pharmaceuticals, Inc. COM       888314101    $38,750.00     6,200.00                   X
Tumbleweed
 Communications CP     COM       899690101   $756,160.00   236,300.00                   X
UCBH Holdings, Inc.    COM       90262T308   $142,982.00     4,900.00                   X
Unify Corp.            COM       904743101    $19,136.00    83,200.00                   X
ValiCert Inc.          COM       91915q105   $223,395.00    84,300.00                   X
Valley Media, Inc.     COM       91972C106    $75,852.00    60,200.00                   X
Vicinity Corp.         COM       925653107   $103,740.00    66,500.00                   X
Websense Inc.          COM       947684106   $137,340.00    12,600.00                   X
Global Crossing Ltd.   COM       G3921A100    $82,800.00    46,000.00                   X
Transocean Sedco
  Forex Inc.           COM       G90078109   $184,800.00     7,000.00                   X
XI Capital Ltd.
  Class A              COM       G98255105   $434,500.00     5,500.00                   X
Check Point Software
  Technologies Ltd.    COM       M22465104   $209,190.00     9,500.00                   X
ADC Telecommunications,
 Inc.                  COM       000886101   $121,103.00    34,700.00                   X
AOL Time Warner Inc.   COM       00184A105   $873,840.00    26,400.00                   X
Adobe Systems, Inc.    COM       00724F101   $155,870.00     6,500.00                   X
Ambac Financial
 Group, Inc.           COM       023139108   $530,687.00     9,700.00                   X
American International
 Group, Inc.           COM       026874107   $897,000.00    11,500.00                   X
Amgen, Inc.            COM       031162100 $1,351,480.00    23,000.00                   X
Anadarko Petroleum
 Corp.                 COM       032511107   $721,200.00    15,000.00                   X
Annheuser-Busch
  Companies, Inc.      COM       035229103   $125,640.00     3,000.00                   X
Automatic Data
 Processing, Inc.      COM       053015103    $70,560.00     1,500.00                   X
Baxter International,
 Inc.                  COM       071813109   $550,500.00    10,000.00                   X
Best Buy Co., Inc.     COM       086516101   $204,525.00     4,500.00                   X
Boeing Co.             COM       097023105   $271,350.00     8,100.00                   X
Bristol-Myers Squibb
 Co.                   COM       110122108   $766,728.00    13,800.00                   X
Brocade Communications
 Systems, Inc.         COM       111621108   $116,449.00     8,300.00                   X
Calpine Corp.          COM       131347106   $344,431.00    15,100.00                   X
Cardinal Health, Inc.  COM       14149Y108   $277,312.50     3,750.00                   X
CIENA Corp.            COM       171779101   $164,640.00    16,000.00                   X
Cisco Systems, Inc.    COM       17275R102   $764,904.00    62,800.00                   X
Citigroup, Inc.        COM       172967101   $603,450.00    14,900.00                   X
Colgate-Palmolive Co.  COM       194162103   $506,775.00     8,700.00                   X
Dell Computer Corp.    COM       247025109   $268,685.00    14,500.00                   X
EMC Corp.              COM       268648109   $293,750.00    25,000.00                   X
Elan Corp. plc - ADR   COM       284131208   $460,275.00     9,500.00                   X
Electronic Data
 Systems Corp.         COM       285661104   $547,010.00     9,500.00                   X
Enron Corp.            COM       293561106   $381,220.00    14,000.00                   X
Fifth Third Bancorp.   COM       316773100   $399,620.00     6,500.00                   X
First Data Corp.       COM       319963104   $186,432.00     3,200.00                   X
General Electric Co.   COM       369604103 $2,135,280.00    57,400.00                   X


General Motors Corp.   COM       370442832   $201,283.00    15,100.00                   X
Genzyme Corp.          COM       372917104   $454,200.00    10,000.00                   X
Harley-Davidson        COM       412822108   $259,200.00     6,400.00                   X
Home Depot, Inc.       COM       437076102   $824,955.00    21,500.00                   X
Human Genome Sciences  COM       444903108   $138,645.00     4,500.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1 $1,240,983.07 1,240,983.07                   X
Intel Corp.            COM       458140100   $734,040.00    36,000.00                   X
International Business
 Machines Corp.        COM       459200101   $932,230.00    10,100.00                   X
JDS Uniphase Corp.     COM       46612J101   $228,784.00    36,200.00                   X
Kohl's Corp.           COM       500255104   $278,400.00     5,800.00                   X
Kraft Foods Inc.       COM       50075N104   $223,405.00     6,500.00                   X
Liberty Media Corp.,
  Class A              COM       530718105   $501,650.00    39,500.00                   X
Eli Lilly & Co.        COM       532457108   $774,720.00     9,600.00                   X
Linear Technology Corp.COM       535678106   $393,600.00    12,000.00                   X
Lowe's, Inc.           COM       548661107   $269,025.00     8,500.00                   X
Marsh & McLennan
 Companies, Inc.       COM       571748102   $435,150.00     4,500.00                   X
Medimmune, Inc.        COM       584699102   $213,780.00     6,000.00                   X
Medtronic, Inc.        COM       585055106   $913,500.00    21,000.00                   X
Merck & Company, Inc.  COM       589331107   $692,640.00    10,400.00                   X
Merrill Lynch & Co.    COM       590188108   $406,000.00    10,000.00                   X
Microsoft Corp.        COM       594918104 $1,693,727.00    33,100.00                   X
Nokia Corp.-ADR        COM       654902204   $386,555.00    24,700.00                   X
Novellus Systems, Inc. COM       670008101   $128,520.00     4,500.00                   X
NVIDIA                 COM       67066G104    $82,410.00     3,000.00                   X
Oracle Corp.           COM       68389X105   $187,442.00    14,900.00                   X
PeopleSoft Inc.        COM       712713106    $81,180.00     4,500.00                   X
PepsiCo, Inc.          COM       713448108   $771,150.00    15,900.00                   X
Pfizer, Inc.           COM       717081103 $1,828,560.00    45,600.00                   X
Qualcomm Inc.          COM       747525103   $309,010.00     6,500.00                   X
RF Micro Devices Inc.  COM       749941100    $91,410.00     5,500.00                   X
Siebel Systems, Inc.   COM       826170102    $27,321.00     2,100.00                   X
Sun Microsystems, Inc. COM       866810104   $192,691.00    23,300.00                   X
Sysco Corp.            COM       871829107   $255,400.00    10,000.00                   X
Target Corp.           COM       87612E106 $1,079,840.00    34,000.00                   X
Tyco International Ltd.COM       902124106 $1,214,850.00    26,700.00                   X
UnitedHealth
 Group, Inc.           COM       91324P102   $897,750.00    13,500.00                   X
VeriSign, Inc.         COM       92343E102   $247,210.00     5,900.00                   X
Veritas Software Corp. COM       923436109   $165,960.00     9,000.00                   X
Viacom, Inc. Class B   COM       925524308   $293,250.00     8,500.00                   X
Vodafone Group plc SP
- ADR                  COM       92857W100   $568,764.00    25,900.00                   X
Walgreen Co.           COM       931422109   $533,665.00    15,500.00                   X
Zimmer Holdings, Inc.  COM       98956P102    $38,295.00     1,380.00                   X
                                            ------------
                                          $44,845,242.55
                                          --------------
                                          --------------


Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

Argil Software Corp.                    X
Arena
 Pharmaceuticals, Inc.                  X
Art Technology
  Group Inc.                            X
ArthoCare Corp.                         X
Biosite
 Diagnostics Inc.                       X
Brancote Holdings plc                   X
ClickAction, Inc.                       X
ClickAction, Inc.                       X
ClickAction, Inc.                       X
Conductus, Inc.                         X
Conductus, Inc.                         X
Corner Bay Minerals,
  Inc.                                  X
Curon Medical Inc.                      X
Cysive Inc.                             X
DB Group Ltd.                           X
Dyax Corp.                              X
eXcelon Corp.                           X
Exponent, Inc.                          X
Geerlings &
 Wade, Inc.                             X
Genencor
 International Inc.                     X
Hain Celestial
 Group, Inc.                            X
HPD Exploration                         X
IBT Repurchase
 Agreement                              X
IntelliCorp Inc.                        X
iPrint.Com, Inc.                        X
Keynote Systems Inc.                    X
Lion Bioscience  AG                     X
Med-Design Corp.                        X
Navidec, Inc.                           X
Niku Corp.                              X
North American
 Palladium Ltd.                         X
North American
 Scientific Corp.                       X
Pacific Rim
  Mining Corp.                          X
Pacific Rim
 Mining Corp.                           X
Patina Oil & Gas Corp.                  X
Pep Boys-Manny, Moe
  & Jack (The)                          X
PharmChem
 Laboratories, Inc.                     X
Preview Systems, Inc.                   X
Quicksilver
  Resources Inc.                        X
RehabCare Group Inc.                    X
SeeBeyond
  Technology Corp.                      X
Stillwater Mining Co.                   X
Strategic
 Diagnostics, Inc.                      X
Titan
 Pharmaceuticals, Inc.                  X
Tumbleweed
 Communications CP                      X
UCBH Holdings, Inc.                     X
Unify Corp.                             X
ValiCert Inc.                           X
Valley Media, Inc.                      X
Vicinity Corp.                          X
Websense Inc.                           X
Global Crossing Ltd.                    X
Transocean Sedco
  Forex Inc.                            X
XI Capital Ltd.
  Class A                               X
Check Point Software
  Technologies Ltd.                     X
ADC Telecommunications,
 Inc.                                   X
AOL Time Warner Inc.                    X
Adobe Systems, Inc.                     X
Ambac Financial
 Group, Inc.                            X
American International
 Group, Inc.                            X
Amgen, Inc.                             X
Anadarko Petroleum
 Corp.                                  X
Annheuser-Busch
  Companies, Inc.                       X
Automatic Data
 Processing, Inc.                       X
Baxter International,
 Inc.                                   X
Best Buy Co., Inc.                      X
Boeing Co.                              X
Bristol-Myers Squibb
 Co.                                    X
Brocade Communications
 Systems, Inc.                          X
Calpine Corp.                           X
Cardinal Health, Inc.                   X
CIENA Corp.                             X
Cisco Systems, Inc.                     X
Citigroup, Inc.                         X
Colgate-Palmolive Co.                   X
Dell Computer Corp.                     X
EMC Corp.                               X
Elan Corp. plc - ADR                    X
Electronic Data
 Systems Corp.                          X
Enron Corp.                             X
Fifth Third Bancorp.                    X
First Data Corp.                        X
General Electric Co.                    X


General Motors Corp.                    X
Genzyme Corp.                           X
Harley-Davidson                         X
Home Depot, Inc.                        X
Human Genome Sciences                   X
IBT Repurchase
 Agreement                              X
Intel Corp.                             X
International Business
 Machines Corp.                         X
JDS Uniphase Corp.                      X
Kohl's Corp.                            X
Kraft Foods Inc.                        X
Liberty Media Corp.,
  Class A                               X
Eli Lilly & Co.                         X
Linear Technology Corp.                 X
Lowe's, Inc.                            X
Marsh & McLennan
 Companies, Inc.                        X
Medimmune, Inc.                         X
Medtronic, Inc.                         X
Merck & Company, Inc.                   X
Merrill Lynch & Co.                     X
Microsoft Corp.                         X
Nokia Corp.-ADR                         X
Novellus Systems, Inc.                  X
NVIDIA                                  X
Oracle Corp.                            X
PeopleSoft Inc.                         X
PepsiCo, Inc.                           X
Pfizer, Inc.                            X
Qualcomm Inc.                           X
RF Micro Devices Inc.                   X
Siebel Systems, Inc.                    X
Sun Microsystems, Inc.                  X
Sysco Corp.                             X
Target Corp.                            X
Tyco International Ltd.                 X
UnitedHealth
 Group, Inc.                            X
VeriSign, Inc.                          X
Veritas Software Corp.                  X
Viacom, Inc. Class B                    X
Vodafone Group plc SP
- ADR                                   X
Walgreen Co.                            X
Zimmer Holdings, Inc.                   X
